SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in affiliates
Impairment charges on investments	$ 1,100,000		$ 3,000,000
Impairment of long-lived assets
Impairment charge	0	0	0
Revenue arrangements
Revenue recognized using the full accrue method	48,900,758
Inventories relating to unrecognized revenue	18,400,000	23,200,000	18,800,000
Shipping and handling costs
Shipping and handling costs relating to solar module sales	41,902,327	31,785,077	23,727,467
Research and development
Research and development expenses	12,998,122	19,838,547	6,843,216
Advertising expenses
Advertising expenses	11,874,452	11,194,027	5,148,215
Minimum
Revenue arrangements
Construction period	6 months
Maximum
Revenue arrangements
Construction period	1 year
Toll manufacturing arrangements
Revenue arrangements
Finished goods sold	7,911,733	24,709,792
Buy-and-sell arrangements
Revenue arrangements
Cost of raw materials purchased		21,463,337
Finished goods sold		$ 43,883,871